Contingent liabilities and commitments (Narrative) (Details)									1 Months Ended
	Sep. 12, 2024	Jul. 25, 2024 ILS (₪)	Jul. 10, 2024 ILS (₪)	Jul. 01, 2024 ILS (₪)	Mar. 14, 2023 ILS (₪)	Mar. 14, 2023 USD ($)	Nov. 04, 2018 ILS (₪)	Apr. 01, 1997 ILS (₪)	Feb. 27, 2025 ILS (₪)	Feb. 27, 2025 USD ($)	Sep. 24, 2024 ILS (₪)	Feb. 20, 2023 ILS (₪)	Nov. 27, 2022 ILS (₪)	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 ILS (₪)	Nov. 08, 2021 ILS (₪)	Aug. 02, 2021 ILS (₪)
Disclosure of contingent liabilities [line items]
Monthly service fees					₪ 108,300	$ 31,200			₪ 108,300	$ 29,700
Minimum average operating profit before bonuses					₪ 40,000,000	$ 11,500,000			₪ 40,000,000	$ 11,500,000
Desccription of achieving or exceeding minimum average operating profit before bonuses					Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manners: (i) a Bonus of 2.5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 10 million (USD 2.9 million) and up to and including NIS 15 million (USD 4.3 million); (ii) a Bonus of 3% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.2 million); (iii) a Bonus of 4.15% of Average Operating Profit Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 11.5 million); (iv) a Bonus of 5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 15.8 million); and (v) a Bonus of 5.5% of the Average Operating Profit Before Bonuses for any amount exceeding above NIS 55 million.	Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manners: (i) a Bonus of 2.5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 10 million (USD 2.9 million) and up to and including NIS 15 million (USD 4.3 million); (ii) a Bonus of 3% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.2 million); (iii) a Bonus of 4.15% of Average Operating Profit Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 11.5 million); (iv) a Bonus of 5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 15.8 million); and (v) a Bonus of 5.5% of the Average Operating Profit Before Bonuses for any amount exceeding above NIS 55 million.			Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manners: (i) a Bonus of 2.5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 10 million (USD 2.9 million) and up to and including NIS 15 million (USD 4.3 million); (ii) a Bonus of 3% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.2 million); (iii) a Bonus of 4.15% of Average Profit before taxes Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 11.5 million); (iv) a Bonus of 5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 15.8 million); and (v) a Bonus of 5.5% of the Average Profit before taxes Before Bonuses for any amount exceeding above NIS 55 million.	Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manners: (i) a Bonus of 2.5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 10 million (USD 2.9 million) and up to and including NIS 15 million (USD 4.3 million); (ii) a Bonus of 3% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.2 million); (iii) a Bonus of 4.15% of Average Profit before taxes Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 11.5 million); (iv) a Bonus of 5% of the Average Profit before taxes Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 15.8 million); and (v) a Bonus of 5.5% of the Average Profit before taxes Before Bonuses for any amount exceeding above NIS 55 million.
Value of use vehicle shall not exceed					₪ 400,000	$ 115,100			₪ 400,000	$ 109,700
Maximum annual bonus to be paid					2,400,000	$ 690,800			2,400,000	$ 690,800
Amount of car benefits					300,000				₪ 300,000
Exceed value of use vehicle					₪ 400,000
Monthly amount payment								₪ 10,000,000
Claim alleges in damages																₪ 57,000,000	₪ 100,000,000
Amount of non-financial damages																	₪ 378,000,000
Claims personal monetary damages for purchased products			₪ 50,000
Claims personal non-monetary damages for purchased products			₪ 1,000,000
Percentage of alleges monetary damages	10.00%
Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member] | Lawsuit [Member]
Disclosure of contingent liabilities [line items]
Amount of lawsuits							₪ 4,183,208,000
Amount of lawsuits will pay				₪ 250,000,000
Mr. Iram Graiver [Member]
Disclosure of contingent liabilities [line items]
Claiming payment of social rights and compensation															₪ 2,377,305,000
Repayment of funds													₪ 255,000,000	₪ 1,694,325,000
Repayment of funds plus interest and linkag											₪ 411,297,000
Euro Dairy Europe Ltd [Member]
Disclosure of contingent liabilities [line items]
Amount of charge for a deficit												₪ 1,750,000
Mr. Schneerson [Member] | Lawsuit [Member]
Disclosure of contingent liabilities [line items]
Amount of lawsuits will pay		₪ 25,000,000